INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
INVENTORIES
Materials and supplies	$ 13,403	$ 11,548
Finished metal	8,213	12,745
In-circuit	329	458
Inventories	21,945	24,751
Depreciation and depletion	2,500	3,138
Site share-based compensation	$ 69	$ 199